Finance income and finance costs	18 Months Ended
Oct. 31, 2018
Disclosure of Finance income and finance costs [Abstract]
Finance income and finance costs
6 Finance income and finance costs
	Note	18 months ended October 31, 2018		12 months ended April 30, 2017		12 months ended April 30, 2016
		$	’000	$	’000	$	’000
Finance costs
Interest on bank borrowings			276,530		81,157		82,369
Commitment fees			3,294		796		1,108
Amortization of facility costs and original issue discounts			60,377		14,219		13,762
Finance costs on bank borrowings			340,201		96,172		97,239

Net interest expense on retirement obligations	27		2,823		565		467
Finance lease expense			2,690		-		-
Interest rate swaps: cash flow hedges, transfer from equity			3,399		-		-
Interest on tax provisions			-		-		525
Other			1,254		87		126
Total			350,366		96,824		98,357

		18 months ended October 31, 2018		12 months ended April 30, 2017		12 months ended April 30, 2016
		$	’000	$	’000	$	’000
Finance income
Bank interest			3,593		438		377
Interest on non-plan pension assets	27		633		404		333
Other			3,428		137		299
Total			7,654		979		1,009

Net finance cost			342,712		95,845		97,348

Included within exceptional items	4
Finance costs incurred in escrow period			6,326		-		-
Finance income earned in escrow period			(553)		-		-
			5,773		-		-